Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Pension Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial (gains) losses	$ (3)	$ 5
Past service (credits) costs/plan amendments	0	0
Amortization of actuarial losses	(1)	(1)
Foreign currency translation	1	(1)
Income tax recovery	2	0
Total recognized in comprehensive income	(1)	3
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial losses (gains)	41	24
Past service credits/plan amendments	0	0
Amortization of actuarial losses	(47)	(44)
Amortization of past service (costs) credits	1	0
Foreign currency translation	21	(17)
Regulatory adjustments	4	(1)
Total recognized in regulatory assets	20	(38)
Defined Benefit Plan, Expected Amortization, Next Fiscal Year [Abstract]
Future amortization of loss from AOCI	1
Defined Benefit Plan, Amount to be Amortized from Regulatory Asset Next Fiscal Year [ [Abstract]
Future amortization of loss from regulatory asset	24
Future amortization of prior service credit from regulatory asset	1
Future amorization of regulatory adjustments from regulatory asset	1
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial (gains) losses	(2)	(1)
Past service (credits) costs/plan amendments	(1)	2
Amortization of actuarial losses	0	0
Foreign currency translation	0	0
Income tax recovery	0	0
Total recognized in comprehensive income	(3)	1
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial losses (gains)	(39)	(35)
Past service credits/plan amendments	(3)	(5)
Amortization of actuarial losses	0	(1)
Amortization of past service (costs) credits	11	12
Foreign currency translation	(3)	2
Regulatory adjustments	(1)	(6)
Total recognized in regulatory assets	(35)	$ (33)
Defined Benefit Plan, Amount to be Amortized from Regulatory Asset Next Fiscal Year [ [Abstract]
Future amortization of loss from regulatory asset	(4)
Future amortization of prior service credit from regulatory asset	8
Future amorization of regulatory adjustments from regulatory asset	$ 4